Right-of-use Assets	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Right-of-use Assets
9.	RIGHT-OF-USE ASSETS
Lease contracts in which the Group is the lessee mainly correspond to:

-
Exploitation equipment and facilities, which include drilling and workover equipment and lifting pumps. These contracts with an average term of 3 years, establish minimum guaranteed payments on the basis of the availability the Group has over these assets, and variable payments calculated on the basis of a rate per unit of use (per hour or day).

-	Machinery and equipment, which include:

(i)
Equipment for natural gas compression and power generation, whose contracts have an average term of 3 years and establish minimum payments based on the available power, and variable payments calculated on the basis of a rate per generation unit.

(ii)	Regasification and gas liquefaction equipment, whose contracts have an average term of 4 years and establish minimum guaranteed payments based on the availability the Group has over these assets.

-	Transportation equipment, which include:

(i)	Vessels and barges for hydrocarbon transportation, whose contracts have an average term of 3 years and establish minimum guaranteed payments based on the availability the Group has over these assets.

(ii)
Truck fleets, whose contracts have an average term of 2 years and establish variable payments estimated on the basis of a rate per unit of use (per kilometer travelled). In some cases minimum payments are stipulated based on the availability the Group has over these assets.

-	Gas stations, whose contracts include the lease of land and associated facilities, have an average term of 7 years and establish payments based on a given quantity of fuel.

-	Land and buildings, which include:

(i)
Reservoirs and land necessary to mount surface installations for the underground storage of natural gas, whose contracts have an average term of 6 years and establish minimum guaranteed payments based on the contractual terms and conditions.

(ii)	Permits for the use of ports and land, whose contracts have an average term of 6 years and establish minimum guaranteed payments based on the contractual terms and conditions.

The evolution of the Group’s right-of-use assets as of December 31, 2023, 2022 and 2021 is as follows:

	Land and buildings	Exploitation facilities and equipment	Machinery and equipment	Gas stations	Transportation equipment	Total
Cost	16	326	298	92	228	960
Accumulated depreciation	9	148	116	26	137	436

Balance as of December 31, 2020	7	178	182	66	91	524

Cost
Increases	17	39	28	12	188	284
Translation effect	-	-	-	(3)	-	(3)
Adjustment for inflation (2)	-	-	-	6	-	6
Decreases, reclassifications and other movements	-	(13)	(45)	(6)	(111)	(175)

Accumulated depreciation
Increases	2	81	67	11	84	245	(1)
Translation effect	-	-	-	(1)	-	(1)
Adjustment for inflation (2)	-	-	-	2	-	2
Decreases, reclassifications and other movements	-	(7)	(19)	(2)	(101)	(129)

Cost	33	352	281	101	305	1,072
Accumulated depreciation	11	222	164	36	120	553

Balance as of December 31, 2021	22	130	117	65	185	519

Cost
Increases	2	148	17	5	134	306
Translation effect	-	-	-	(8)	-	(8)
Adjustment for inflation (2)	1	-	-	11	-	12
Decreases, reclassifications and other movements	(3)	(5)	(15)	(9)	(69)	(101)

Accumulated depreciation
Increases	9	81	57	12	112	271	(1)
Translation effect	-	-	-	(4)	-	(4)
Adjustment for inflation (2)	-	-	-	5	-	5
Decreases, reclassifications and other movements	(1)	(2)	(12)	(5)	(65)	(85)

Cost	33	495	283	100	370	1,281
Accumulated depreciation	19	301	209	44	167	740

Balance as of December 31, 2022	14	194	74	56	203	541

Cost
Increases	13	93	169	1	128	404
Translation effect	(1)	-	-	(18)	-	(19)
Adjustment for inflation (2)	-	-	-	11	-	11
Decreases, reclassifications and other movements	(5)	(21)	(1)	-	-	(27)

Accumulated depreciation
Increases	6	119	43	9	111	288	(1)
Translation effect	(1)	-	-	(10)	-	(11)
Adjustment for inflation (2)	-	-	-	6	-	6
Decreases, reclassifications and other movements	-	(4)	-	-	-	(4)

Cost	40	567	451	94	498	1,650
Accumulated depreciation	24	416	252	49	278	1,019

Balance as of December 31, 2023	16	151	199	45	220	631

(1)
Includes 220, 214 and 201 that were charged to “Depreciation of right-of-use assets” line in the statement of comprehensive income for the years ended December 31, 2023, 2022 and 2021, respectively, (see Note 26), and includes 68, 57 and 44 that were capitalized in “Property, plant and equipment” in the statement of financial position (see Note 8).

(2)
Corresponds to adjustment for inflation of opening balances of right-of-use assets of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

Likewise, in accordance with IFRS 8, right-of-use assets are geographically located in Argentina.